Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating expenses from mining business [abstract]
Revenues	$ 343,870	$ 378,299
Cost of sales
Production costs	(231,867)	(200,583)
Depletion and amortization	(70,781)	(47,722)
Earnings from mining operations	41,222	129,994
General and administrative	(13,957)	(12,775)
Share-based compensation recovery (expense)	1,544	(6,983)
Exploration and evaluation	(1,752)	(1,730)
Loss on derivatives	(294)	(10,082)
Other income (expense)	1,472	(6,341)
Income before financing costs and income taxes	28,235	92,083
Finance expenses	(38,564)	(46,430)
Finance income	1,254	935
Foreign exchange gain (loss)	(26,251)	16,852
Income (loss) before income taxes	(35,326)	63,440
Income tax expense	(448)	(29,178)
Net earnings	(35,774)	34,262
Other comprehensive income (loss)
Unrealized gain (loss) on financial assets	962	(4,248)
Foreign currency translation reserve	12,713	(7,720)
Total other comprehensive income (loss)	13,675	(11,968)
Total comprehensive income (loss)	$ (22,099)	$ 22,294
Earnings (loss) per share
Basic	$ (0.16)	$ 0.15
Diluted	$ (0.16)	$ 0.15
Weighted average shares outstanding (thousands)
Basic	227,866	225,682
Diluted	227,866	232,039